Average Annual Total Returns - VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO - VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO - VIP Asset Manager Growth Portfolio	Apr. 29, 2023
VIP Asset Manager Growth Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(16.95%)
Past 5 years	4.63%
Past 10 years	7.01%
VIP Asset Manager Growth Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(17.05%)
Past 5 years	4.47%
Past 10 years	6.84%
VIP Asset Manager Growth Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(16.88%)
Past 5 years	4.73%
Past 10 years	7.11%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0022
Average Annual Return:
Past 1 year	(15.71%)
Past 5 years	4.88%
Past 10 years	7.42%